Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Interest rate swaps, tax	$ 0	$ 0	$ 0
Defined benefit pension plans, tax (benefit) provision	$ 683	$ (91)	$ 430